Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 163,177	$ 299,329
Accounts receivable, net	52,162	60,427
Inventories, net	250,643	248,146
Assets held for sale	107,051	80,736
Prepaid expenses and other current assets	32,301	35,670
Current portion of notes receivable		2,315
Total current assets	605,334	726,623
Deferred tax asset	1,564	2,155
Notes receivable		842
Property, plant and equipment, net	618,165	525,825
Right-of-use assets, finance lease	156,868	103,035
Right-of-use assets, operating lease	122,646	76,048
Intangible assets, net	1,217,192	1,036,054
Goodwill	625,129	605,834
Investments	2,797	4,401
Other assets	48,224	24,256
Total assets	3,397,919	3,105,073
Current liabilities:
Accounts payable	85,263	26,751
Accrued expenses	112,535	86,966
Income tax payable	149,569	139,172
Lease liability, finance lease	8,366	4,565
Lease liability, operating lease	17,592	12,745
Current portion of notes payable	51,964	1,966
Current contingent consideration liability	18,537	9,155
Liabilities held for sale	16,341	18,581
Deferred consideration	24,446
Financial obligation	4,740	4,171
Other current liabilities	1,726	12,168
Total current liabilities	491,079	316,240
Deferred tax liability	295,645	257,784
Notes payable	570,856	457,917
Lease liability, finance lease	167,693	109,712
Lease liability, operating lease	115,440	65,498
Contingent consideration liability	10,572	28,839
Deferred consideration	36,854
Financial obligation	214,139	153,559
Other long-term liability	94,824	50,431
Total liabilities	1,997,102	1,439,980
Temporary Equity:
Redeemable non-controlling interest contingency	121,113	118,972
Shareholders' equity:
Additional paid-in capital	2,163,061	2,047,531
Treasury shares	(5,208)	(5,208)
Accumulated other comprehensive income	(18,593)	(6,744)
Accumulated deficit	(859,556)	(489,458)
Total shareholders' equity	1,279,704	1,546,121
Total liabilities and shareholders' equity	$ 3,397,919	$ 3,105,073